INTANGIBLES - Narrative (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets Disclosure [Line Items]
Trade names					$ 603,400	$ 510,500
Intangible assets, amortization expense	$ 9,862	$ 8,645	$ 30,113	$ 27,039	$ 36,516	$ 22,698	$ 21,663
Patents
Intangible Assets Disclosure [Line Items]
Intangible assets, weighted average useful life (years)			10 years		10 years
Customer Relationships
Intangible Assets Disclosure [Line Items]
Intangible assets, weighted average useful life (years)			16 years		17 years
Intellectual Property
Intangible Assets Disclosure [Line Items]
Intangible assets, weighted average useful life (years)					15 years